ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Antiaging Quantum Living Inc. (FKA: Achison Inc.) (the “Company”, “us”, “we” or “our”) was incorporated under the laws of the State of New York on December 29, 2014.

On July 1, 2019, Lansdale Inc, the principal stockholder of the Company (“Seller”) an entity controlled by the Company’s former President, Mr. Wanjun Xie, entered into a Stock Purchase Agreement (the “Agreement”) with Dazhong 368 Inc, (the “Buyer”), pursuant to which, a total of 9,000,000 shares of Class A common stock of the Company were transferred to the Buyer, representing approximately 90% of the Company’s issued and outstanding shares of Class A common stock, resulting in a change of the control of the Company. Mr. Dingshan Zhang was appointed as the President and CEO of the Company at the same date.

On April 10, 2023, Mr. Barry Wan acquired control of 29,215,000 restricted shares of common stock (the “Purchased Shares”) of the Company, representing approximately 97% of the Company’s total issued and outstanding common stock (the “Common Stock”) from Dazhong 368 Inc and Sophia 33 Inc, two New York corporations controlled by the Company’s then President, Chief Executive Officer and sole director, Dingshan Zhang (the former President) pursuant to the terms of a Stock Purchase Agreement by and among the parties thereto (the “Stock Purchase Agreement”). Pursuant to the Stock Purchase Agreement (“SPA”), Mr. Wan paid an aggregate purchase price of four hundred thousand dollars ($400,000.00) to Mr. Zhang in exchange for the Purchased Shares. The foregoing transaction resulted in a change of control of the Company, with Mr. Wan acquiring 97% of the Company’s outstanding Common Stock held through New Lite Ventures LLC, a New York LLC. Both before and after the transactions, the Company had 29,995,000 shares of its common stock outstanding.

In connection with the transaction, on April 10, 2023, Mr. Dingshan Zhang resigned from all positions he held with the Company. On April 10, 2023, Ms. Jing Wan was appointed by our majority shareholder as our Chief Executive Officer, Chief Financial Officer, President and Director. On June 16, 2023, Mr. Barry Wan consented to act as the new CEO and CFO after Ms. Jing Wan resigned. The Company was renamed as Antiaging Quantum Living Inc on June 14, 2023 by the new management. The Company is an investment holding company; its primary business operations are conducted through its subsidiaries as described below.

AAQL Inc. (“BVI Holding”) was incorporated under the Laws of the British Virgin Islands to function as a holding company responsible for managing all business operations outside of the United States.

AAQL HK Limited (“Hong Kong Holding”) was incorporated under the Laws of Hong Kong as a wholly-owned subsidiary of the BVI Holding. Hong Kong Holding’s primary role is to act as a holding company overseeing business activities exclusively within the Asia-Pacific markets.

Antiaging Doctor Hangzhou Holding LTD (“Dao Ling Doctor Hangzhou”) was incorporated as a wholly-owned subsidiary of Hong Kong Holding on November 13, 2023 under the laws of the People’s Republic of China, with its principal place of business situated in Xiaoshan District, Hangzhou, Zhejiang Province.

Dao Ling Doctor (Zhejiang) Health Management Limited (“Dao Ling Doctor Zhejiang”) was incorporated as a wholly-owned subsidiary of Dao Ling Doctor Hangzhou on November 30, 2023 under the laws of the People’s Republic of China, with its principal place of business situated in Hangzhou, Zhejiang Province.

Dao Ling Doctor (Huzhou) Health Management Limited (“Dao Ling Doctor Huzhou”) was incorporated as a wholly-owned subsidiary of Dao Ling Doctor Hangzhou on December 6, 2023 under the laws of the People’s Republic of China, with its principal place of business situated in Huzhou, Zhejiang Province.

Anti-Aging Care LLC (“Anti-Aging Care”) was incorporated as a wholly-owned subsidiary of Antiaging Quantum Living Inc. on October 21, 2024 under the laws of New York.

The subsidiaries’ business includes e-commerce platform development and management, personalized marketing strategies, and brand licensing. It also provides technical support and maintenance for distributors, along with health consulting (excluding diagnosis and treatment), network security software development, and big data services. Through these integrated offerings, the group enhances the market presence and operational efficiency of the ‘Dao Ling Doctor’ brand.”

Antiaging Quantum Living Inc. and its subsidiaries are collectively referred to as the “Company”.

ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Antiaging Quantum Living Inc. (FKA: Achison Inc.) (the “Company”, “us”, “we” or “our”) was incorporated under the laws of the State of New York on December 29, 2014.

On July 1, 2019, Lansdale Inc, the principal stockholder of the Company (“Seller”) an entity controlled by the Company’s former President, Mr. Wanjun Xie, entered into a Stock Purchase Agreement (the “Agreement”) with Dazhong 368 Inc, (the “Buyer”), pursuant to which, a total of 9,000,000 shares of Class A common stock of the Company were transferred to the Buyer, representing approximately 90% of the Company’s issued and outstanding shares of Class A common stock, resulting in a change of the control of the Company. Mr. Dingshan Zhang was appointed as the President and CEO of the Company at the same date.

On April 10, 2023, Mr. Barry Wan acquired control of 29,215,000 restricted shares of common stock (the “Purchased Shares”) of the Company, representing approximately 97% of the Company’s total issued and outstanding common stock (the “Common Stock”) from Dazhong 368 Inc and Sophia 33 Inc, two New York corporations controlled by the Company’s then President, Chief Executive Officer and sole director, Dingshan Zhang (the former President) pursuant to the terms of a Stock Purchase Agreement by and among the parties thereto (the “Stock Purchase Agreement”). Pursuant to the Stock Purchase Agreement (“SPA”), Mr. Wan paid an aggregate purchase price of four hundred thousand dollars ($400,000.00) to Mr. Zhang in exchange for the Purchased Shares. The foregoing transaction resulted in a change of control of the Company, with Mr. Wan acquiring 97% of the Company’s outstanding Common Stock held through New Lite Ventures LLC, a New York LLC. Both before and after the transactions, the Company had 29,995,000 shares of its common stock outstanding.

In connection with the transaction, on April 10, 2023, Mr. Dingshan Zhang resigned from all positions he held with the Company. On April 10, 2023, Ms. Jing Wan was appointed by our majority shareholder as our Chief Executive Officer, Chief Financial Officer, President and Director. On June 16, 2023, Mr. Barry Wan consented to act as the new CEO and CFO after Ms. Jing Wan resigned. The Company was renamed as Antiaging Quantum Living Inc on June 14, 2023 by the new management. The Company is an investment holding company; its primary business operations are conducted through its subsidiaries as described below.

AAQL Inc. (“BVI Holding”) was incorporated under the Laws of the British Virgin Islands to function as a holding company responsible for managing all business operations outside of the United States.

AAQL HK Limited (“Hong Kong Holding”) was incorporated under the Laws of Hong Kong as a wholly-owned subsidiary of the BVI Holding. Hong Kong Holding’s primary role is to act as a holding company overseeing business activities exclusively within the Asia-Pacific markets.

Antiaging Doctor Hangzhou Holding LTD (“Dao Ling Doctor Hangzhou”) was incorporated as a wholly-owned subsidiary of Hong Kong Holding on November 13, 2023 under the laws of the People’s Republic of China, with its principal place of business situated in Xiaoshan District, Hangzhou, Zhejiang Province.

Dao Ling Doctor (Zhejiang) Health Management Limited (“Dao Ling Doctor Zhejiang”) was incorporated as a wholly-owned subsidiary of Dao Ling Doctor Hangzhou on November 30, 2023 under the laws of the People’s Republic of China, with its principal place of business situated in Hangzhou, Zhejiang Province.

Dao Ling Doctor (Huzhou) Health Management Limited (“Dao Ling Doctor Huzhou”) was incorporated as a wholly-owned subsidiary of Dao Ling Doctor Hangzhou on December 6, 2023 under the laws of the People’s Republic of China, with its principal place of business situated in Huzhou, Zhejiang Province.

Anti-Aging Care LLC (“Anti-Aging Care”) was incorporated as a wholly-owned subsidiary of Antiaging Quantum Living Inc. on October 21, 2024 under the laws of New York.

The subsidiaries’ business includes e-commerce platform development and management, personalized marketing strategies, and brand licensing. It also provides technical support and maintenance for distributors, along with health consulting (excluding diagnosis and treatment), network security software development, and big data services. Through these integrated offerings, the group enhances the market presence and operational efficiency of the ‘Dao Ling Doctor’ brand.”

Antiaging Quantum Living Inc. and its subsidiaries are collectively referred to as the “Company”.